Financial assets and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Other financial assets
Schedule of classification financial assets

The company’s financial assets and their classification under IFRS 9 are as follows:

		2020 classification
	Note	Amortised cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	10.1	3,456	2,609	—	6,065
Receivables from related parties	23	5,530	—	—	5,530
Trade receivables	10.2	202,233	—	—	202,233
Other receivables	10.2	3,847	—	—	3,847
Cash and cash equivalents		102,714	—	—	102,714
Restricted cash		28,843	—	—	28,843
Total financial assets		346,623	2,609	—	349,232

Schedule of restricted cash and cash equivalents

	2020	2019
	US$'000	US$'000
Cash and cash equivalents	102,714	94,852
Current - Non Current restricted cash presented as Cash	28,843	28,323
Escrow: Hydro sale	6,136	5,617
ABL	22,500	22,500
Others	207	206
Total	131,557	123,175

Schedule of other financial assets

	2020
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortised cost	3,456	—	3,456
Listed equity securities	1,601	1,008	2,609
Total	5,057	1,008	6,065

Other financial assets at amortized cost mainly comprises deposits given to French government by Ferropem  ($2,679 thousands), a Ferroglobe subsidiary, in respect of effort de construction. The law in France requires employers and companies to provide a certain size to invest a portion of their budget in the construction or renovation of housing (including through direct investment, providing mortgages, and other). In this case, the mandatory contribution has been made in the form of a loan, to be returned by the French government in twenty years.

Listed equity securities comprises investments held by Globe Argentina Metales in Pampa Energía.

At December 31, 2019, other financial assets comprise the following:

	2019
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortised cost	2,618	—	2,618
Listed equity securities	—	5,544	5,544
Total	2,618	5,544	8,162

Schedule of trade and other receivables

	2020	2019
	US$'000	US$'000
Trade receivables	203,930	237,022
Less – allowance for doubtful debts	(1,697)	(4,543)
	202,233	232,479
Tax receivables(1)	13,166	45,948
Government grant receivables	23,016	19,748
Other receivables	3,847	10,889
Total	242,262	309,064
(1)

“Tax receivables” is primarily related to VAT receivables, which are recovered either by offsetting against VAT payables or are expected to be refunded by the tax authorities in the relevant jurisdictions.

Schedule of changes in the allowance for doubtful debts

Allowance
US$'000
Balance at January 1, 2019	4,964
Impairment losses recognized	2,517
Amounts written off as uncollectible	(100)
Changes in the scope of consolidation	(2,750)
Exchange differences	(88)
Balance at December 31, 2019	4,543
Impairment losses recognized	504
Amounts written off as uncollectible	(3,666)
Changes in the scope of consolidation	—
Exchange differences	315
Balance at December 31, 2020	1,697